Vessels (Tables)	9 Months Ended
Sep. 30, 2019
Vessels (Tables) [Abstract]
Vessel Costs
Vessel Costs

Cost of Vessels
$ in thousands
At January 1, 2019	2,071,456
Additions**	(1,157)
Transferred from vessels upgrades	30,991
Retirement	(3,116)
At September 30, 2019	2,098,174

Depreciation, impairment and amortization*
$ in thousands
At January 1, 2019	405,646
Depreciation and amortization	84,529
Impairment charges	-
Retirement	(3,116)
At September 30, 2019	487,060

Carrying Amount
$ in thousands
At January 1, 2019	1,665,810
At September 30, 2019	1,611,115

Vessel upgrades
Vessel upgrades

Cost of vessel upgrades
$ in thousands
At January 1, 2019	-
Additions	36,639
Transferred to vessels	(30,991)
At September 30, 2019	5,648

Carrying Amount
$ in thousands
At January 1, 2019	-
At September 30, 2019	5,648